UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 – December 31, 2022

Item 1.	Report to Shareholders.

(a)

Semi-Annual Report

December 31, 2022

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

TABLE OF CONTENTS

Shareholder Letter	3
Fund Performance	6
Disclosure of Fund Expenses	27
Schedule of Investments	30
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	45
Financial Highlights	48
Notes to Financial Statements	69
Additional Information	78

Cullen Funds

SHAREHOLDER LETTER

December 31, 2022 (Unaudited)

Retail Class Performance for the six months ended December 31, 2022 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen International High Dividend Fund	5.02%
MSCI EAFE Index	6.49%
Cullen High Dividend Equity Fund	7.52%
S&P 500 Index	2.31%
Cullen Small Cap Value Fund	7.94%
Russell 2000 Value Index	3.42%
Cullen Value Fund	6.97%
S&P 500 Index	2.31%
Cullen Emerging Markets High Dividend Fund	2.92%
MSCI Emerging Markets Index	-2.99%
Cullen Enhanced Equity Income Fund	7.92%
Cboe S&P 500 BuyWrite Index	-1.31%

Please refer to the financial highlights for each Fund’s respective share class performance on pages 48-68 of this report.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s allocations to Communication Services and Information Technology sectors as well as stock selection within Healthcare and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s strong stock selection within Materials and Real Estate.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s strong stock selection within Consumer Discretionary and Real Estate. The Fund’s overweight allocation to Energy, the best performing sector for the period, also contributed to relative and absolute performance. The Fund’s stock selection within Industrials and Healthcare as well as an overweight allocation to Real Estate partially offset relative performance.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was primarily due to strong stock selection within the Financials, Consumer Discretionary, and Information Technology sectors. Partially offsetting relative performance was the Fund’s stock selection within Energy and Healthcare.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to strong stock selection within Consumer Discretionary as well as an overweight allocation to Industrials and Financials. The Fund’s stock selection in Healthcare and Materials was a slight drag on relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Financials, Real Estate and Consumer Staples. Partially offsetting relative performance was the Fund’s underweight exposure to Information Technology and an overweight exposure to Real Estate.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Energy and Consumer Discretionary sectors as well as an overweight allocation to Real Estate. Stock selection within Healthcare and Financials slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.6% of average net assets during the period.

Cullen Funds

SHAREHOLDER LETTER

December 31, 2022 (Continued) (Unaudited)

Outlook

Global inflation appears to have peaked and is decisively falling as one of the most widely watched economic releases, US monthly Consumer Price Index (CPI), showed year-over-year headline inflation declining from a decades-high reading of 9.0% in June to 7.1% in November. The less volatile core CPI measure peaked in September at 6.6% and has since declined to 6.0% in November. The combination of decelerating economic growth, more stable commodity prices and a moderation in wage and shelter inflation point to headline and core inflation moving closer to the Federal Reserve’s (Fed) target. This has brought considerable relief to financial markets as Fed futures predict lower peak rates and interest rate cuts considerably earlier than the Fed’s current communicated plans.

Despite all these concerns, there is reason for optimism. Equity bear markets typically bottom before fundamentals improve – past bear markets have typically troughed approximately two quarters before earnings per share (EPS) bottoms. On the one hand, markets could be supported by weaker growth and the several rate cuts being discounted into Fed futures as a result of higher recession probabilities and a shift in focus back to growth in a pre-election year. On the other hand, a soft landing could counterintuitively be a more bearish outcome as it would serve to maintain a more restrictive monetary policy. Looking ahead, the Fed expects to pause its rate hike cycle as inflation declines to more acceptable levels. Historically, after the peak in CPI and after a Fed pause, Growth has surprisingly underperformed Value over the subsequent year.

Value stocks still represent an attractive investment from a valuation perspective. Despite the recent relative outperformance of Value stocks, the valuation spread between Growth and Value stocks in the S&P 500 is still historically wide. The recent market leadership of Value stocks has several long-term secular tailwinds for sustained outperformance. First, while near-term inflation may subside, the underpinnings of several inflationary trends including globalization, demographic trends, and the unmitigated rise of global sovereign debt coupled with rising rates will continue to build, benefitting Value stocks:

As we have regularly pointed out, the key to success in the stock market is to invest with a discipline and invest for the long term, and not to lose focus and be distracted by bear markets and recessions. We believe we could be entering a period where earnings2 and dividend yield3 along with dividend growth4 become more important.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1   Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

2   The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

3   A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

4   Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Cullen Funds

SHAREHOLDER LETTER

December 31, 2022 (Continued) (Unaudited)

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by Paralel Distributors LLC. FINRA Member Firm

Cullen International High Dividend Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(12/15/2005)
Cullen International High Dividend Fund - Retail	5.02%	-10.63%	0.75%	2.36%	2.83%
MSCI EAFE Index	6.49%	-14.01%	2.03%	5.16%	4.17%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(12/15/2005)
Cullen International High Dividend Fund - Class C	4.66%	-11.30%	-0.01%	1.61%	2.09%
MSCI EAFE Index	6.49%	-14.01%	2.03%	5.16%	4.17%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(12/15/2005)
Cullen International High Dividend Fund - Class I	5.22%	-10.36%	1.02%	2.63%	3.11%
MSCI EAFE Index	6.49%	-14.01%	2.03%	5.16%	4.17%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class R2

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

1

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(3/4/2010)
Cullen International High Dividend Fund - Class R2	4.92%	-10.71%	0.55%	2.15%	3.17%
MSCI EAFE Index	6.49%	-14.01%	2.03%	5.16%	5.22%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/1/2003)
Cullen High Dividend Equity Fund - Retail	7.52%	-3.73%	5.78%	8.93%	7.83%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	9.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(10/7/2004)
Cullen High Dividend Equity Fund - Class C	7.14%	-4.45%	4.99%	8.12%	6.47%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	9.10%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(10/7/2004)
Cullen High Dividend Equity Fund - Class I	7.65%	-3.54%	6.05%	9.20%	7.53%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	9.10%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R1

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(3/3/2010)
Cullen High Dividend Equity Fund - Class R1	7.30%	-4.23%	5.26%	8.39%	8.81%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	12.28%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R2

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(3/4/2010)
Cullen High Dividend Equity Fund - Class R2	7.43%	-4.01%	5.51%	8.63%	9.13%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	12.25%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(10/1/2009)
Cullen Small Cap Value Fund - Retail	7.94%	0.19%	8.49%	7.21%	7.89%
Russell 2000 Value Index	3.42%	-14.48%	4.13%	8.48%	9.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(10/1/2009)
Cullen Small Cap Value Fund - Class C	7.56%	-0.65%	7.66%	6.41%	7.09%
Russell 2000 Value Index	3.42%	-14.48%	4.13%	8.48%	9.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(10/1/2009)
Cullen Small Cap Value Fund - Class I	8.03%	0.36%	8.74%	7.45%	8.14%
Russell 2000 Value Index	3.42%	-14.48%	4.13%	8.48%	9.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Value Fund - Retail	6.97%	-5.71%	6.32%	9.76%	9.45%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	12.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Value Fund - Class C	6.54%	-6.44%	5.52%	8.94%	8.63%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	12.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Value Fund - Class I	7.12%	-5.50%	6.58%	10.03%	9.72%
S&P 500 Index	2.31%	-18.11%	9.42%	12.56%	12.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Emerging Markets High Dividend Fund - Retail	2.92%	-13.23%	0.01%	2.26%	2.99%
MSCI Emerging Markets Index	-2.99%	-20.09%	-1.40%	1.44%	2.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class C	2.56%	-13.85%	-0.75%	1.49%	2.21%
MSCI Emerging Markets Index	-2.99%	-20.09%	-1.40%	1.44%	2.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

					Annualized
					Since Inception
	6 Months	1 Year	5 Year	10 Year	(8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class I	3.03%	-13.00%	0.25%	2.52%	3.26%
MSCI Emerging Markets Index	-2.99%	-20.09%	-1.40%	1.44%	2.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Retail Class

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

				Annualized
				Since Inception
	6 Months	1 Year	5 Year	(12/15/2015)
Cullen Enhanced Equity Income Fund - Retail	7.92%	0.50%	6.62%	7.71%
Cboe S&P 500 BuyWrite Index	-1.31%	-11.37%	2.73%	4.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class C

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2022

				Annualized
				Since Inception
	6 Months	1 Year	5 Year	(12/15/2015)
Cullen Enhanced Equity Income Fund - Class C	7.59%	-0.18%	5.83%	6.92%
Cboe S&P 500 BuyWrite Index	-1.31%	-11.37%	2.73%	4.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class I

FUND PERFORMANCE

December 31, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2022

				Annualized
				Since Inception
	6 Months	1 Year	5 Year	(12/15/2015)
Cullen Enhanced Equity Income Fund - Class I	8.14%	0.86%	6.90%	7.99%
Cboe S&P 500 BuyWrite Index	-1.31%	-11.37%	2.73%	4.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2022 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
				During Period July 1,
		Beginning	Ending	2022
	Net Expense	Account Value	Account Value	to December 31,
	Ratio(a)	July 1, 2022	December 31, 2022	2022(b)

Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,050.25	$6.46
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,046.63	$10.32
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,052.16	$5.17
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class R2
Actual	1.50%	$1,000.00	$1,049.17	$7.75
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.63	$7.64

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2022 (Unaudited)

				Expenses Paid
				During Period July 1,
		Beginning	Ending	2022
	Net Expense	Account Value	Account Value	to December 31,
	Ratio(a)	July 1, 2022	December 31, 2022	2022(b)

Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,075.24	$5.23
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,071.44	$9.14
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,076.55	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82
Class R1
Actual	1.50%	$1,000.00	$1,073.05	$7.84
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63
Class R2
Actual	1.25%	$1,000.00	$1,074.32	$6.54
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,079.44	$6.55
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,075.62	$10.46
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,080.32	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,069.72	$5.22
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,065.37	$9.11
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,071.21	$3.92
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,029.21	$6.39
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,025.60	$10.21
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,030.30	$5.12
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2022 (Unaudited)

				Expenses Paid
				During Period July 1,
		Beginning	Ending	2022
	Net Expense	Account Value	Account Value	to December 31,
	Ratio(a)	July 1, 2022	December 31, 2022	2022(b)

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,079.23	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,075.86	$9.16
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,081.36	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Funds' prospectuses for more information regarding waivers and/or reimbursements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.25%
Australia - 3.80%
Rio Tinto Ltd.	89,272	$7,045,856
Sonic Healthcare Ltd.	43,593	887,164
		7,933,020

Brazil - 2.71%
Vale SA	333,200	5,645,091

Canada - 2.65%
BCE, Inc.	62,720	2,756,544
Power Corp. of Canada	118,084	2,777,678
		5,534,222

Finland - 2.93%
UPM-Kymmene Oyj	163,382	6,113,959

France - 9.85%
BNP Paribas	26,515	1,509,737
Compagnie de Saint-Gobain SA	69,760	3,412,706
Compagnie Generale des
Etablissements Michelin	34,706	966,812
Euroapi(a)	2,340	34,695
Sanofi	52,850	5,096,126
TotalEnergies SE - Sponsored ADR	106,971	6,640,760
Veolia Environnement	112,760	2,897,294
		20,558,130

Germany - 9.00%
Deutsche Post AG	114,130	4,271,490
Deutsche Telekom AG	204,861	4,076,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,793	3,814,677
Siemens AG	47,940	6,608,568
		18,770,755

Hong Kong - 1.87%
Xinyi Glass Holdings Ltd.	2,115,256	3,908,095

Ireland - 1.72%
Smurfit Kappa Group PLC	96,948	3,592,914

Italy - 0.80%
Enel SpA	308,455	1,658,909

		Value
	Shares	(Note 2)
Japan - 11.97%
Denka Co., Ltd.	79,646	$1,820,141
Nippon Telegraph and Telephone Corp.	222,398	6,342,460
SoftBank Corp.	157,235	1,778,905
Tokio Marine Holdings, Inc.	303,680	6,487,332
Tokyo Electron Ltd.	18,590	5,462,276
Toyota Motor Corp.	225,950	3,082,533
		24,973,647

Mexico - 4.93%
Coca-Cola FEMSA SAB. de C.V.	983,770	6,658,426
TF Administradora Industrial S de RL de CV	2,538,203	3,636,704
		10,295,130

Netherlands - 3.83%
NN Group N.V.	38,819	1,587,388
Shell PLC	227,040	6,400,475
		7,987,863

Norway - 2.44%
DNB Bank ASA	257,325	5,082,201

Singapore - 5.70%
CapitaLand Ascendas REIT	2,137,725	4,378,212
United Overseas Bank Ltd.	327,800	7,508,536
		11,886,748

Spain - 1.64%
Iberdrola Sociedad Anonima	292,921	3,419,401

Sweden - 2.47%
Svenska Handelsbanken AB	485,255	4,885,545
Aktiebolaget Volvo	15,085	272,489
		5,158,034

Switzerland - 14.51%
Nestle SA	54,756	6,324,835
Novartis AG - Sponsored ADR	83,720	7,595,078
Roche Holding AG	12,430	3,905,973
UBS Group AG	163,770	3,043,866
Unilever PLC - Sponsored ADR	51,697	2,602,944
Zurich Insurance Group Ltd.	14,218	6,797,304
		30,270,000

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
Taiwan - 1.33%
Ase Technology Holding Co., Ltd.	910,500	$2,766,444
Quanta Computer, Inc.	5	12
		2,766,456
United Kingdom - 9.10%
3I Group PLC	332,042	5,354,982
BAE Systems PLC	705,629	7,288,056
British American Tobacco PLC - Sponsored ADR	87,655	3,504,447
Britvic PLC	248,741	2,317,457
Diageo PLC	1,395	61,062
Tesco PLC	171,584	462,399
		18,988,403

TOTAL COMMON STOCKS (Cost $164,492,313)		194,542,978

PREFERRED STOCK - 2.56%
South Korea - 2.56%
Samsung Electronics Co., Ltd.	133,199	5,337,731

TOTAL PREFERRED STOCK (Cost $5,566,028)		5,337,731

TOTAL INVESTMENTS - 95.81% (Cost $170,058,341)		$199,880,709

Other Assets In Excess of Liabilities - 4.19%		8,736,328

NET ASSETS - 100.00%		$208,617,037

(a) Non-income producing security.

ADR - American Depositary Receipt

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	23.42%	$48,849,246
Materials	15.12	31,538,762
Consumer Staples	10.51	21,931,570
Industrials	8.84	18,440,603
Health Care	8.39	17,519,036
Communications	7.16	14,953,929
Energy	6.25	13,041,235
Technology	3.95	8,228,732
Real Estate	3.84	8,014,916
Utilities	3.83	7,975,604
Consumer Discretionary	1.94	4,049,345
TOTAL COMMON STOCKS	93.25%	194,542,978

	% of Net	Value
Sector Diversification	Assets	(Note 2)
PREFERRED STOCK
Technology	2.56%	$5,337,731
TOTAL PREFERRED STOCK	2.56%	5,337,731

TOTAL INVESTMENTS	95.81	199,880,709
Other Assets In Excess of Liabilities	4.19	8,736,328
NET ASSETS	100.00%	$208,617,037

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.58%
Banking - 8.54%
Bank of America Corp.	733,000	$24,276,960
Citigroup, Inc.	270,600	12,239,238
JPMorgan Chase & Co.	215,170	28,854,297
Truist Financial Corp.	465,741	20,040,835
		85,411,330

Consumer Staple Products - 11.45%
Altria Group, Inc.	415,240	18,980,620
Diageo PLC - Sponsored ADR	83,667	14,908,623
Kimberly-Clark Corp.	180,754	24,537,355
Philip Morris International, Inc.	295,195	29,876,686
Unilever PLC - Sponsored ADR	521,145	26,239,651
		114,542,935

Financial Services - 2.56%
Morgan Stanley	301,760	25,655,635

Health Care - 14.53%
Johnson & Johnson	180,265	31,843,812
Medtronic PLC	290,000	22,538,800
Merck & Co., Inc.	285,785	31,707,846
Novartis AG - Sponsored ADR	309,620	28,088,726
Pfizer, Inc.	609,153	31,213,000
		145,392,184

Industrial Products - 12.05%
3M Co.	149,760	17,959,219
General Dynamics Corp.	103,100	25,580,141
Johnson Controls International PLC	401,162	25,674,368
Raytheon Technologies Corp.	342,260	34,540,879
Siemens AG	244,500	16,819,155
		120,573,762

Industrial Services - 2.12%
United Parcel Service, Inc., Class B	122,022	21,212,304

Insurance - 4.66%
Chubb Ltd.	141,260	31,161,956
Travelers Cos., Inc.	82,291	15,428,740
		46,590,696

Materials - 2.22%
Dow, Inc.	440,500	22,196,795

		Value
	Shares	(Note 2)
Media - 1.78%
Comcast Corp., Class A	509,550	$17,818,964

Oil & Gas - 8.82%
Chevron Corp.	167,600	30,082,524
ConocoPhillips	231,000	27,258,000
Exxon Mobil Corp.	279,915	30,874,625
		88,215,149

Real Estate - 5.20%
Boston Properties, Inc.	117,300	7,927,134
Healthpeak Properties, Inc.	750,000	18,802,500
VICI Properties, Inc.	782,478	25,352,287
		52,081,921

Retail & Wholesale - Discretionary - 5.13%
Genuine Parts Co.	144,175	25,015,804
Lowe’s Cos., Inc.	131,961	26,291,910
		51,307,714

Retail & Wholesale - Staples - 2.01%
Target Corp.	134,717	20,078,222

Software & Tech Services - 1.40%
Microsoft Corp.	58,470	14,022,275

Tech Hardware & Semiconductors - 6.52%
Broadcom, Inc.	51,235	28,647,026
Cisco Systems, Inc.	541,600	25,801,824
Intel Corp.	407,279	10,764,384
		65,213,234

Telecommunications - 4.04%
AT&T, Inc.	858,974	15,813,711
BCE, Inc.	560,643	24,640,260
		40,453,971

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
Utilities - 5.55%
Duke Energy Corp.	276,400	$28,466,436
NextEra Energy, Inc.	323,205	27,019,938
		55,486,374

TOTAL COMMON STOCKS (Cost $552,927,952)		986,253,465

TOTAL INVESTMENTS - 98.58% (Cost $552,927,952)		$986,253,465

Other Assets In Excess of Liabilities - 1.42%		14,167,700

NET ASSETS - 100.00%		$1,000,421,165

ADR - American Depositary Receipt

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	15.76%	$157,657,661
Health Care	14.53	145,392,184
Industrials	14.17	141,786,066
Consumer Staples	13.46	134,621,157
Energy	8.82	88,215,149
Technology	7.92	79,235,509
Communications	5.82	58,272,935
Utilities	5.55	55,486,374
Real Estate	5.20	52,081,921
Consumer Discretionary	5.13	51,307,714
Materials	2.22	22,196,795
TOTAL COMMON STOCKS	98.58%	986,253,465

TOTAL INVESTMENTS	98.58	986,253,465
Other Assets In Excess of Liabilities	1.42	14,167,700
NET ASSETS	100.00%	$1,000,421,165

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.82%
Banking - 21.16%
Ameris Bancorp	8,320	$392,205
Enterprise Financial Services Corp.	7,010	343,210
First Horizon Corp.	20,090	492,205
First Interstate BancSystem, Inc.	13,620	526,413
Premier Financial Corp.	12,600	339,822
Simmons First National Corp.	16,900	364,702
SouthState Corp.	3,870	295,513
		2,754,070

Consumer Discretionary Products - 11.09%
Carter's, Inc.	3,000	223,830
Columbia Sportswear Co.	1,730	151,513
Ralph Lauren Corp.	2,220	234,587
Standard Motor Products, Inc.	10,600	368,880
Steelcase, Inc.	3,106	21,960
Under Armour, Inc.(a)	49,584	442,289
		1,443,059

Consumer Discretionary Services - 3.30%
Denny's Corp.(a)	38,779	357,155
Ruth's Hospitality Group, Inc.	4,690	72,601
		429,756

Consumer Staple Products - 4.21%
Vector Group Ltd.	46,190	547,813

Health Care - 12.83%
ANI Pharmaceuticals, Inc.(a)	12,500	502,875
Emergent BioSolutions, Inc.(a)	19,230	227,106
Haemonetics Corp.(a)	6,370	501,001
Varex Imaging Corp.(a)	21,620	438,886
		1,669,868

Industrial Products - 7.32%
Mayville Engineering Co., Inc.(a)	15,590	197,369
Spirit AeroSystems Holdings, Inc.	17,700	523,920
Timken Co.	3,280	231,798
		953,087

Industrial Services - 11.20%
Barrett Business Services, Inc.	960	89,549
BGSF, Inc.	36,720	562,550
Copa Holdings SA(a)	4,290	356,799
Great Lakes Dredge & Dock Corp.(a)	75,480	449,106
		1,458,004

		Value
	Shares	(Note 2)
Materials - 3.14%
Cabot Corp.	1,610	$107,612
Huntsman Corp.	10,950	300,906
		408,518

Oil & Gas - 11.07%
Civitas Resources, Inc.	5,100	295,443
Coterra Energy, Inc.	11,630	285,749
Helmerich & Payne, Inc.	6,866	340,348
HF Sinclair Corp.	4,150	215,344
Sitio Royalties Corp.	10,560	304,643
		1,441,527

Real Estate - 1.72%
Host Hotels & Resorts, Inc.	6,490	104,164
RLJ Lodging Trust	11,340	120,091
		224,255

Software & Tech Services - 4.50%
Unisys Corp.(a)	114,590	585,555

Tech Hardware & Semiconductors - 1.69%
Comtech Telecommunications Corp.	12,187	147,950
MKS Instruments, Inc.	857	72,614
		220,564

Utilities - 3.59%
Spire, Inc.	6,780	466,871

TOTAL COMMON STOCKS (Cost $11,027,734)		12,602,947

TOTAL INVESTMENTS - 96.82% (Cost $11,027,734)		$12,602,947

Other Assets In Excess of Liabilities - 3.18%		413,340

NET ASSETS - 100.00%		$13,016,287

(a)     Non-income producing security.

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	21.16%	$2,754,070
Industrials	18.52	2,411,091
Consumer Discretionary	14.39	1,872,815
Health Care	12.83	1,669,868
Energy	11.07	1,441,527
Technology	6.19	806,119

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS (continued)
Consumer Staples	4.21%	$547,813
Utilities	3.59	466,871
Materials	3.14	408,518
Real Estate	1.72	224,255
TOTAL COMMON STOCKS	96.82%	12,602,947

TOTAL INVESTMENTS	96.82	12,602,947
Other Assets In Excess of Liabilities	3.18	413,340
NET ASSETS	100.00%	$13,016,287

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.56%
Banking - 8.55%
Bank of America Corp.	17,700	$586,224
Citigroup, Inc.	12,680	573,517
JPMorgan Chase & Co.	6,884	923,144
		2,082,885

Consumer Discretionary Products - 2.13%
BorgWarner, Inc.	12,900	519,225

Consumer Staple Products - 5.79%
Mondelez International, Inc.	11,794	786,070
Unilever PLC - Sponsored ADR	12,393	623,988
		1,410,058

Financial Services - 5.26%
American Express Co.	4,300	635,325
Morgan Stanley	7,604	646,492
		1,281,817

Health Care - 22.72%
Bristol-Myers Squibb Co.	13,132	944,847
Cigna Corp.	2,364	783,288
Johnson & Johnson	4,245	749,879
Medtronic PLC	7,005	544,429
Merck & Co., Inc.	10,228	1,134,797
Pfizer, Inc.	20,098	1,029,821
Thermo Fisher Scientific, Inc.	631	347,485
		5,534,546

Industrial Products - 12.96%
3M Co.	3,230	387,341
Boeing Co.(a)	2,775	528,610
General Dynamics Corp.	3,279	813,553
Raytheon Technologies Corp.	8,183	825,828
Sensata Technologies Holding PLC	5,700	230,166
Siemens AG	5,400	371,466
		3,156,964

Industrial Services - 1.84%
Canadian National Railway Co.	3,774	448,653

Insurance - 7.11%
Allstate Corp.	6,391	866,620
Chubb Ltd.	3,925	865,855
		1,732,475

		Value
	Shares	(Note 2)
Materials - 2.97%
Axalta Coating Systems Ltd.(a)	14,400	$366,768
Packaging Corp. of America	2,800	358,148
		724,916

Media - 3.48%
Comcast Corp., Class A	14,300	500,071
Walt Disney Co.(a)	3,992	346,825
		846,896

Oil & Gas - 7.53%
Chevron Corp.	5,089	913,425
ConocoPhillips	7,798	920,164
		1,833,589

Retail & Wholesale - Discretionary - 3.35%
Lowe’s Cos., Inc.	4,091	815,091

Retail & Wholesale - Staples - 1.72%
Archer-Daniels-Midland Co.	4,507	418,475

Software & Tech Services - 2.84%
Oracle Corp.	8,476	692,828

Tech Hardware & Semiconductors - 7.35%
Applied Materials, Inc.	4,800	467,424
Arrow Electronics, Inc.(a)	6,778	708,775
Cisco Systems, Inc.	12,901	614,604
		1,790,803

Telecommunications - 1.96%
Verizon Communications, Inc.	12,100	476,740

TOTAL COMMON STOCKS (Cost $14,801,989)		23,765,961

TOTAL INVESTMENTS - 97.56% (Cost $14,801,989)		$23,765,961

Other Assets In Excess of Liabilities - 2.44%		593,495

NET ASSETS - 100.00%		$24,359,456

(a)     Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	22.72%	$5,534,546
Financials	20.92	5,097,177
Industrials	14.80	3,605,617
Technology	10.19	2,483,631
Energy	7.53	1,833,589
Consumer Staples	7.51	1,828,533
Consumer Discretionary	5.48	1,334,316
Communications	5.44	1,323,636
Materials	2.97	724,916
TOTAL COMMON STOCKS	97.56%	23,765,961

TOTAL INVESTMENTS	97.56	23,765,961
Other Assets In Excess of Liabilities	2.44	593,495
NET ASSETS	100.00%	$24,359,456

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 91.04%
Brazil - 5.11%
Petroleo Brasileiro SA	313,206	$1,660,828
SLC Agricola SA	854,654	7,579,985
Vale SA	394,445	6,682,706
		15,923,519

Cayman Islands - 5.71%
Longfor Group Holdings Ltd.(a)(b)	1,518,000	4,671,143
Tencent Holdings Ltd.	309,200	13,110,192
		17,781,335

Chile - 1.18%
Vina Concha y Toro SA	2,916,003	3,678,306

China - 3.71%
China Construction Bank Corp.	7,325,300	4,581,166
China Merchants Bank Co., Ltd.	477,000	2,639,650
Zijin Mining Group Co., Ltd.	3,223,000	4,331,687
		11,552,503

Czech Republic - 0.01%
Komercni banka, A.S.	822	23,754

Egypt - 0.69%
Integrated Diagnostics Holdings PLC(a)(b)	3,353,550	2,145,548

Greece - 8.36%
Eurobank Ergasias Services and Holdings SA(c)	5,343,110	6,018,247
Hellenic Telecommunications Organization SA	217,730	3,400,737
Mytilineos SA	291,590	6,334,965
OPAP SA	725,730	10,267,415
		26,021,364

Hong Kong - 14.50%
AIA Group Ltd.	956,024	10,557,747
Alibaba Group Holding Ltd.(c)	1,044,500	11,461,208
BOC Aviation Ltd.(a)(b)	828,020	6,897,903
China Yongda Automobiles Services Holdings Ltd.	2,232,400	1,651,437
CIMC Enric Holdings Ltd.	6,787,000	6,831,566
Nine Dragons Paper Holdings Ltd.	1	1
PAX Global Technology Ltd.	4,849,300	4,174,060
Xinyi Glass Holdings Ltd.	1,932,900	3,571,178
		45,145,100

	Shares	Value (Note 2)
India - 10.43%
ICICI Bank Ltd. - Sponsored ADR	365,820	$8,007,800
NHPC Ltd.	11,930,000	5,727,001
Oil and Natural Gas Corp. Ltd.	2,478,000	4,411,028
Power Grid Corp. of India Ltd.	3,063,000	7,897,045
PowerGrid Infrastructure Investment Trust(a)(b)	4,187,600	6,447,173
		32,490,047

Indonesia - 4.24%
Bank Rakyat Indonesia Persero Tbk PT	26,508,744	8,404,604
Telkom Indonesia Persero Tbk PT	19,919,000	4,796,739
		13,201,343

Kazakhstan - 2.90%
Kaspi.kz Joint Stock Co.	126,184	9,022,156

Mexico - 12.00%
Arca Continental SAB. de C.V.	1,185,329	9,613,291
Banco del Bajio SA(a)(b)	2,087,391	6,575,016
Grupo Mexico SAB. de C.V.	1,087,286	3,833,246
TF Administradora Industrial S de RL de CV	4,520,971	6,477,588
Prologis Property Mexico SA de C.V.	3,815,634	10,873,279
		37,372,420

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(b)(c)(d)	25,467	–

South Africa - 2.80%
Anglo American PLC	205,185	8,035,062
Sasol Ltd.	43,073	687,386
		8,722,448

South Korea - 5.09%
Macquarie Korea Infrastructure Fund	868,274	7,617,768
Mondi PLC	14,950	255,689
Samsung Electronics Co., Ltd.	168,450	7,393,817
Shinhan Financial Group Co., Ltd.	10,600	295,098
SK Telecom Co., Ltd.	7,712	289,307
		15,851,679

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
Taiwan - 8.19%
Ase Technology Holding Co., Ltd.	1,044,828	$3,174,584
MediaTek, Inc.	186,969	3,780,315
Quanta Computer, Inc.	5	12
Sinbon Electronics Co., Ltd.	349,000	3,117,638
Sunonwealth Electric Machine Industry Co., Ltd.	877,200	1,215,154
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	117,123	8,724,492
Wiwynn Corp.	212,723	5,502,170
		25,514,365

Thailand - 1.71%
Thai Beverage PLC	10,430,000	5,332,865

United Kingdom - 1.88%
Airtel Africa PLC(a)(b)	4,345,900	5,856,126

Vietnam - 2.53%
Gemadept Corp.	2,475,000	4,763,162
Ho Chi minh City Securities Corp.	3,687,000	3,122,415
		7,885,577

TOTAL COMMON STOCKS (Cost $251,491,330)		283,520,455

PARTICIPATORY NOTES - 3.42%
China - 3.42%
Huayu Automotive Systems Co., Ltd.	47,981	119,612
Midea Group Co., Ltd.	1,413,298	10,531,070
		10,650,682

TOTAL PARTICIPATORY NOTES (Cost $12,014,337)		10,650,682

PREFERRED STOCK - 0.11%
Brazil - 0.11%
Itau Unibanco Holding SA	74,669	353,644

TOTAL PREFERRED STOCK (Cost $357,788)		353,644

TOTAL INVESTMENTS - 94.57% (Cost $263,863,455)		$294,524,781

Other Assets In Excess of Liabilities - 5.43%		16,896,764

NET ASSETS - 100.00%		$311,421,545

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2022, these securities had an aggregate value of $32,592,909 or 10.47% of net assets.
(b)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2022, the aggregate market value of these securities was $32,592,909, representing 10.47% of net assets.
(c)	Non-income producing security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	20.80%	$64,741,168
Technology	14.41	44,889,244
Real Estate	9.14	28,469,183
Communications	8.81	27,453,101
Materials	8.80	27,396,955
Consumer Staples	8.41	26,204,447
Consumer Discretionary	7.51	23,380,060
Utilities	6.41	19,959,011
Energy	4.14	12,903,422
Industrials	1.92	5,978,316
Health Care	0.69	2,145,548
TOTAL COMMON STOCKS	91.04%	283,520,455

PARTICIPATORY NOTES
Consumer Discretionary	3.42	10,650,682
TOTAL PARTICIPATORY NOTES	3.42%	10,650,682

PREFERRED STOCK
Financials	0.11	353,644
TOTAL PREFERRED STOCK	0.11%	353,644

TOTAL INVESTMENTS	94.57	294,524,781
Other Assets In Excess of Liabilities	5.43	16,896,764
NET ASSETS	100.00%	$311,421,545

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.36%
Banking - 7.79%
Citigroup, Inc.(a)	85,616	$3,872,412
JPMorgan Chase & Co.	37,660	5,050,206
Truist Financial Corp.	108,939	4,687,645
		13,610,263

Consumer Staple Products - 10.73%
Altria Group, Inc.	93,610	4,278,913
Conagra Brands, Inc.	153,200	5,928,840
Philip Morris International, Inc.	34,724	3,514,416
Unilever PLC - Sponsored ADR	99,980	5,033,993
		18,756,162

Financial Services - 2.73%
Morgan Stanley(a)	56,072	4,767,242

Health Care - 16.33%
Bristol-Myers Squibb Co.	74,301	5,345,957
Johnson & Johnson	28,452	5,026,046
Medtronic PLC	87,738	6,818,997
Merck & Co., Inc.(a)	55,388	6,145,298
Novartis AG - Sponsored ADR(a)	57,455	5,212,318
		28,548,616

Industrial Products - 7.03%
Johnson Controls International PLC	32,071	2,052,544
Raytheon Technologies Corp.	52,025	5,250,363
Siemens AG	72,400	4,980,396
		12,283,303

Insurance - 2.65%
Allstate Corp.(a)	34,181	4,634,944

Materials - 6.50%
Dow, Inc.	114,053	5,747,131
Rio Tinto PLC - Sponsored ADR(a)	78,848	5,613,977
		11,361,108

Media - 1.95%
Comcast Corp., Class A	97,619	3,413,736

		Value
	Shares	(Note 2)
Oil & Gas - 10.10%
Chevron Corp.	32,270	$5,792,142
EOG Resources, Inc.	50,861	6,587,517
Exxon Mobil Corp.(a)	47,895	5,282,819
		17,662,478

Real Estate - 6.68%
Healthpeak Properties, Inc.	200,285	5,021,145
VICI Properties, Inc.	205,156	6,647,054
		11,668,199

Retail & Wholesale - Discretionary - 1.81%
Genuine Parts Co.	18,227	3,162,567

Tech Hardware & Semiconductors - 7.61%
Broadcom, Inc.	6,449	3,605,830
Cisco Systems, Inc.	95,516	4,550,382
Intel Corp.	195,000	5,153,850
		13,310,062

Telecommunications - 6.80%
BCE, Inc.	110,372	4,850,849
Verizon Communications, Inc.	178,385	7,028,369
		11,879,218

Utilities - 7.65%
Duke Energy Corp.(a)	62,628	6,450,058
PPL Corp.	237,102	6,928,120
		13,378,178

TOTAL COMMON STOCKS (Cost $163,808,984)		168,436,076

TOTAL INVESTMENTS - 96.36% (Cost $163,808,984)		$168,436,076

Other Assets In Excess of Liabilities - 3.64%		6,368,732

NET ASSETS - 100.00%		$174,804,808

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2022.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Continued) (Unaudited)

Schedule of Call Options	Notional	Number of
Written	Amount	Contracts	Value

WRITTEN OPTIONS - (0.19%)
All state Corp., Expires January, 2023, Exercise Price $140.00	$(4,623,960)	(341)	$(39,215)
Citigroup, Inc., Expires January, 2023, Exercise Price $50.00	(3,871,688)	(856)	(15,408)
Duke Energy Corp., Expires January, 2023, Exercise Price $105.00	(6,447,174)	(626)	(59,470)
Merck & Co, Inc., Expires January, 2023, Exercise Price $113.00	(6,135,535)	(553)	(71,337)
Morgan Stanley, Expires January, 2023, Exercise Price $93.00	(4,761,120)	(560)	(20,720)
Novartis AG - Sponsored ADR, Expires January, 2023, Exercise Price $92.50	(5,207,328)	(574)	(45,346)
Rio Tinto PLC - Sponsored ADR, Expires January, 2023, Exercise Price $74.10	(5,610,560)	(788)	(66,980)
Exxon Mobil Corp., Expires January, 2023, Exercise Price $115.00	(2,647,200)	(240)	(28,320)

TOTAL WRITTEN OPTIONS (Premiums received $484,939)			(346,796)

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	16.33%	$28,548,616
Financials	13.17	23,012,449
Consumer Staples	10.73	18,756,162
Energy	10.10	17,662,478
Communications	8.75	15,292,954
Utilities	7.65	13,378,178
Technology	7.61	13,310,062
Industrials	7.03	12,283,303
Real Estate	6.68	11,668,199
Materials	6.50	11,361,108
Consumer Discretionary	1.81	3,162,567
TOTAL COMMON STOCKS	96.36%	168,436,076

TOTAL INVESTMENTS	96.36	168,436,076
Other Assets In Excess of Liabilities	3.64	6,368,732
NET ASSETS	100.00%	$174,804,808

WRITTEN OPTIONS
Equity	(0.19)	(346,796)
TOTAL WRITTEN OPTIONS	(0.19)%	(346,796)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022 (Unaudited)

	Cullen				Cullen	Cullen
	International	Cullen High			Emerging	Enhanced
	High Dividend	Dividend Equity	Cullen Small	Cullen Value	Markets High	Equity Income
	Fund	Fund	Cap Value Fund	Fund	Dividend Fund	Fund
ASSETS:
Investments, at value	$199,880,709	$986,253,465	$12,602,947	$23,765,961	$294,524,781	$168,436,076
Cash	4,575,938	10,528,061	326,286	441,932	16,543,019	4,517,769
Foreign currencies, at value (Cost –, –, –, –, $330,073 and –)	—	—	—	—	329,978	—
Receivable for investments sold	2,680,996	—	—	—	789,938	—
Receivable for fund shares sold	675,855	2,121,298	52,713	—	633,978	1,883,588
Dividends receivable	1,523,426	3,538,103	16,618	57,076	746,439	508,548
Receivable due from Investment Advisor	—	—	32,634	22,162	—	—
Prepaid expenses and other assets	50,751	78,359	28,758	118,944	49,345	43,037
Total Assets	209,387,675	1,002,519,286	13,059,956	24,406,075	313,617,478	175,389,018
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and (484,939))	—	—	—	—	—	346,796
Payable to Investment Advisor	131,209	566,121	—	—	220,098	28,786
Payable for investments purchased	—	—	—	—	301,033	—
Payable for shares redeemed	534,160	1,347,784	—	—	1,490,775	144,105
Distribution fees payable	1,883	50,395	333	1,174	2,788	8,476
Trustees' fees and expenses payable	20,682	20,681	20,682	20,682	20,681	20,682
Professional fees payable	27,636	19,680	11,438	11,438	11,858	11,461
Capital gains tax payable	—	—	—	—	37,433	—
Accrued expenses and other liabilities	55,068	93,460	11,216	13,325	111,267	23,904
Total Liabilities	770,638	2,098,121	43,669	46,619	2,195,933	584,210
NET ASSETS	$208,617,037	$1,000,421,165	$13,016,287	$24,359,456	$311,421,545	$174,804,808

NET ASSETS CONSIST OF
Paid in capital	$218,758,495	$529,469,303	$11,613,493	$15,496,379	$372,779,178	$179,503,164
Total distributable earnings	(10,141,458)	470,951,862	1,402,794	8,863,077	(61,357,633)	(4,698,356)
NET ASSETS	$208,617,037	$1,000,421,165	$13,016,287	$24,359,456	$311,421,545	$174,804,808
INVESTMENTS, AT COST	$170,058,341	$552,927,952	$11,027,734	$14,801,989	$263,863,455	$163,808,984

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022 (Unaudited) (Continued)

	Cullen					Cullen	Cullen
	International		Cullen High			Emerging	Enhanced
	High Dividend		Dividend Equity	Cullen Small	Cullen Value	Markets High	Equity Income
	Fund		Fund	Cap Value Fund	Fund	Dividend Fund	Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.53		$14.86	$13.20	$13.37	$9.79	$10.64
Net Assets	$4,756,878		$104,238,917	$1,080,162	$1,992,666	$7,788,851	$5,434,792
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	499,280		7,014,917	81,852	149,081	795,920	510,638

Class C:
Net Asset Value, offering and redemption price per share	$9.48		$14.56	$11.56	$13.34	$9.64	$10.66
Net Assets	$978,434		$31,702,968	$128,024	$863,318	$1,312,560	$8,721,186
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	103,236		2,177,547	11,076	64,711	136,152	818,473

Class I:
Net Asset Value, offering and redemption price per share	$9.63		$14.87	$13.70	$13.32	$9.87	$10.73
Net Assets	$202,881,088		$863,344,646	$11,808,101	$21,503,472	$302,320,134	$160,648,830
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	21,075,749		58,049,406	861,610	1,614,263	30,633,275	14,977,760

Class R1:
Net Asset Value, offering and redemption price per share	–		$11.76	–	–	–	–
Net Assets	–		$761,812	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	–		64,798	–	–	–	–

Class R2:
Net Asset Value, offering and redemption price per share	$11.19	*	$12.05	–	–	–	–
Net Assets	$637		$372,822	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	57		30,941	–	–	–	–

* Per share amounts may not recalculate due to rounding.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2022 (Unaudited)

	Cullen				Cullen	Cullen
	International	Cullen High			Emerging	Enhanced
	High Dividend	Dividend Equity	Cullen Small	Cullen Value	Markets High	Equity Income
	Fund	Fund	Cap Value Fund	Fund	Dividend Fund	Fund
INVESTMENT INCOME:
Dividends*	$2,366,063	$16,044,378	$158,215	$275,573	$8,520,638	$3,027,133
Interest and other income	106,624	204,651	5,888	9,138	142,909	99,042
Total Investment Income	2,472,687	16,249,029	164,103	284,711	8,663,547	3,126,175
EXPENSES:
Investment advisory fees (Note 6)	936,964	5,137,834	57,612	119,882	1,506,065	835,405
Administrative fees	41,606	172,718	4,440	5,967	62,032	29,939
Distribution fees (Note 7)
Retail	5,336	133,545	1,233	2,523	9,353	5,617
Class C	5,236	161,057	437	4,163	6,885	39,496
Class R1	–	1,829	–	–	–	–
Class R2	–	783	–	–	–	–
Registration and filing fees	39,395	51,751	29,183	20,906	18,222	49,974
Custody fees	35,738	17,589	1,382	1,538	162,421	6,050
Transfer agent fees	37,457	84,382	23,325	24,528	25,547	30,010
Legal fees	60,254	71,973	57,987	69,918	65,136	63,205
Professional fees	37,373	29,758	29,757	29,757	58,003	29,792
Trustees' fees	40,682	40,682	40,682	40,681	40,682	40,682
Other expenses	19,771	80,930	8,044	9,143	29,494	21,478
Total Expenses	1,259,812	5,984,831	254,082	329,006	1,983,840	1,151,648
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(7,141)	(191,009)	(16,448)	(19,515)	(11,430)	(13,125)
Class C	(1,741)	(57,618)	(1,498)	(8,192)	(2,124)	(23,098)
Class I	(302,606)	(1,583,297)	(176,717)	(204,682)	(447,944)	(443,609)
Class R1	–	(390)	–	–	–	–
Class R2	(1)	(342)	–	–	–	–
Net Expenses	948,323	4,152,175	59,419	96,617	1,522,342	671,816
NET INVESTMENT INCOME	1,524,364	12,096,854	104,684	188,094	7,141,205	2,454,359
Net realized gain/(loss) on:
Investments	(11,296,267)	39,951,602	(53,693)	124,853	(21,243,375)	(7,845,100)
Written options	–	–	–	–	–	1,546,222
Capital gains tax	–	–	–	–	1,218	–
Foreign currency related
transactions	(29,675)	(12,699)	–	(63)	(205,858)	(392)
Total Net realized gain/(loss)	(11,325,942)	39,938,903	(53,693)	124,790	(21,448,015)	(6,299,270)
Net change in unrealized appreciation/ depreciation on:
Investments	19,339,874	23,856,562	648,254	1,343,554	23,076,137	17,342,484
Written options	–	–	–	–	–	173,511
Capital gains tax	–	–	–	–	47,555	–
Foreign currency related translations	43,836	(1,884)	–	–	45,595	(345)
Total net change in unrealized appreciation	19,383,710	23,854,678	648,254	1,343,554	23,169,287	17,515,650
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,057,768	63,793,581	594,561	1,468,344	1,721,272	11,216,380
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,582,132	$75,890,435	$699,245	$1,656,438	$8,862,477	$13,670,739
*Foreign taxes withheld on dividends	$333,547	$121,775	$–	$1,273	$594,026	$18,561

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2022

	Cullen International High Dividend
	Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2022 (Unaudited)	June 30, 2022	2022 (Unaudited)	June 30, 2022
OPERATIONS
Net investment income	$1,524,364	$5,889,917	$12,096,854	$24,563,624
Net realized gain/(loss)	(11,325,942)	6,438,001	39,938,903	75,095,864
Net change in unrealized appreciation/depreciation	19,383,710	(39,265,624)	23,854,678	(129,196,213)
Net Increase/(Decrease) in net assets resulting from operations	9,582,132	(26,937,706)	75,890,435	(29,536,725)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(36,595)	(151,717)	(7,189,493)	(13,011,729)
Class C	(5,452)	(29,042)	(2,125,822)	(3,516,986)
Class I	(1,806,800)	(5,776,176)	(61,128,636)	(103,965,155)
Class R1	–	(108)	(62,150)	(88,657)
Class R2	(5)	(15)	(32,948)	(123,112)
Net (decrease) in net assets from distributions	(1,848,852)	(5,957,058)	(70,539,049)	(120,705,639)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,619,732	786,660	5,183,082	9,426,721
Class C	27,000	192,103	1,060,941	2,865,036
Class I	78,230,294	83,087,035	101,388,089	150,098,266
Class R1	–	490	14,612	26,922
Class R2	–	12	97,023	114,381
Dividends reinvested
Retail	32,937	140,001	6,944,031	12,618,091
Class C	4,816	25,756	2,083,144	3,441,842
Class I	1,027,378	3,477,819	49,802,848	84,916,705
Class R1	–	108	62,150	88,657
Class R2	5	15	32,948	123,063
Shares redeemed
Retail	(1,273,701)	(2,182,717)	(15,065,588)	(28,346,390)
Class C	(163,474)	(332,611)	(3,381,297)	(5,214,494)
Class I	(58,774,363)	(68,281,620)	(157,784,918)	(236,496,563)
Class R1	–	(12,441)	(3,895)	(30,650)
Class R2	–	(3,731)	(411,385)	(479,265)
Redemption fees
Retail	–	–	–	10
Class C	–	–	–	–
Class I	38	63	29	8,306
Class R1	–	–	–	–
Class R2	–	–	3	–
Net Increase/(Decrease) in net assets derived from capital share transactions	20,730,662	16,896,942	(9,978,183)	(6,839,362)
Net Increase/(Decrease) in net assets	28,463,942	(15,997,822)	(4,626,797)	(157,081,726)
NET ASSETS
Beginning of year	180,153,095	196,150,917	1,005,047,962	1,162,129,688
End of year	$208,617,037	$180,153,095	$1,000,421,165	$1,005,047,962

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2022

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2022 (Unaudited)	June 30, 2022	2022 (Unaudited)	June 30, 2022
OPERATIONS
Net investment income	$104,684	$94,851	$188,094	$410,096
Net realized gain/(loss)	(53,693)	1,031,566	124,790	2,071,455
Net change in unrealized appreciation/depreciation	648,254	(1,662,285)	1,343,554	(4,157,227)
Net Increase/(Decrease) in net assets resulting from operations	699,245	(535,868)	1,656,438	(1,675,676)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(76,776)	(71,660)	(114,903)	(240,710)
Class C	(9,777)	(14,094)	(46,551)	(58,616)
Class I	(863,842)	(881,059)	(1,264,464)	(2,644,369)
Net (decrease) in net assets from distributions	(950,395)	(966,813)	(1,425,918)	(2,943,695)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	865,637	77,112	7,898	155,983
Class C	66,466	28,954	45,000	443,000
Class I	4,550,489	976,989	2,349,290	609,710
Dividends reinvested
Retail	76,776	71,660	114,903	240,710
Class C	9,777	14,094	46,551	58,616
Class I	862,057	878,227	1,264,464	2,644,369
Shares redeemed
Retail	(205,711)	(321,944)	(96,882)	(285,356)
Class C	(6,763)	(288,464)	(18,939)	(184,926)
Class I	(1,236,779)	(438,735)	(3,109,029)	(2,650,597)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	230	–	–	–
Net Increase in net assets derived from capital share transactions	4,982,179	997,893	603,256	1,031,509
Net Increase/(Decrease) in net assets	4,731,029	(504,788)	833,776	(3,587,862)
NET ASSETS
Beginning of year	8,285,258	8,790,046	23,525,680	27,113,542
End of year	$13,016,287	$8,285,258	$24,359,456	$23,525,680

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2022

	Cullen Emerging Markets High		Cullen Enhanced Equity Income
	Dividend Fund		Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2022 (Unaudited)	June 30, 2022	2022 (Unaudited)	June 30, 2022
OPERATIONS
Net investment income	$7,141,205	$12,847,707	$2,454,359	$2,953,100
Net realized gain/(loss)	(21,448,015)	(3,605,333)	(6,299,270)	6,777,335
Net change in unrealized appreciation/depreciation	23,169,287	(71,430,338)	17,515,650	(20,164,814)
Net Increase/(Decrease) in net assets resulting from operations	8,862,477	(62,187,964)	13,670,739	(10,434,379)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(164,443)	(285,414)	(142,453)	(254,918)
Class C	(25,965)	(47,243)	(198,368)	(579,307)
Class I	(6,792,521)	(11,146,405)	(4,540,137)	(8,507,389)
Net (decrease) in net assets from distributions	(6,982,929)	(11,479,062)	(4,880,958)	(9,341,614)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,048,911	2,030,293	2,679,050	1,393,802
Class C	–	26,000	2,153,448	2,679,434
Class I	71,180,856	160,004,060	44,968,341	120,087,666
Dividends reinvested
Retail	145,486	253,167	124,754	245,668
Class C	24,880	45,318	168,203	452,316
Class I	6,384,031	10,632,604	4,292,317	7,777,319
Shares redeemed
Retail	(962,177)	(2,666,582)	(632,192)	(574,298)
Class C	(122,662)	(160,989)	(1,122,514)	(1,739,631)
Class I	(79,355,773)	(86,101,429)	(56,914,148)	(20,174,720)
Redemption fees
Retail	–	–	–	483
Class C	–	–	–	–
Class I	2,030	54	816	–
Net Increase/(Decrease) in net assets derived from capital share transactions	(1,654,418)	84,062,496	(4,281,925)	110,148,039
Net Increase in net assets	225,130	10,395,470	4,507,856	90,372,046
NET ASSETS
Beginning of year	311,196,415	300,800,945	170,296,952	79,924,906
End of year	$311,421,545	$311,196,415	$174,804,808	$170,296,952

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Retail
Net Asset Value, Beginning of Period	$9.16		$10.94	$8.79	$9.55	$9.88	$10.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.24	0.28	0.19	0.26	0.20
Net realized and unrealized gain/(loss)	0.39		(1.71)	2.15	(0.66)	(0.27)	(0.36)
Total from Investment Operations	0.45		(1.47)	2.43	(0.47)	(0.01)	(0.16)

DISTRIBUTIONS:
From distributable earnings	(0.08)		(0.31)	(0.28)	(0.29)	(0.32)	(0.26)
Total Distributions	(0.08)		(0.31)	(0.28)	(0.29)	(0.32)	(0.26)

Net Increase/(Decrease) in net asset value	0.37		(1.78)	2.15	(0.76)	(0.33)	(0.42)
Net Asset Value, End of Period	$9.53		$9.16	$10.94	$8.79	$9.55	$9.88
TOTAL RETURN(b)	5.02%		(13.71)%	27.95%	(4.99)%	(0.04)%	(1.60)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$4,757		$4,188	$6,267	$5,438	$7,202	$9,761
Ratio of operating expenses to average net assets excluding waivers	1.58	%(d)	1.51%	1.52%	1.55%	1.54%	1.46%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.05	%(d)	1.97%	2.57%	1.71%	2.45%	1.68%
Ratio of net investment income to average net assets including waivers	1.38	%(d)	2.23%	2.84%	2.01%	2.74%	1.89%
Portfolio turnover rate	33%		75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class C
Net Asset Value, Beginning of Period	$9.11		$10.90	$8.78	$9.53	$9.85	$10.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.20	0.22	0.11	0.20	0.18
Net realized and unrealized gain/(loss)	0.39		(1.75)	2.12	(0.65)	(0.27)	(0.41)
Total from Investment Operations	0.42		(1.55)	2.34	(0.54)	(0.07)	(0.23)

DISTRIBUTIONS:
From distributable earnings	(0.05)		(0.24)	(0.22)	(0.21)	(0.25)	(0.19)
Total Distributions	(0.05)		(0.24)	(0.22)	(0.21)	(0.25)	(0.19)

Net Increase/(Decrease) in net asset value	0.37		(1.79)	2.12	(0.75)	(0.32)	(0.42)
Net Asset Value, End of Period	$9.48		$9.11	$10.90	$8.78	$9.53	$9.85
TOTAL RETURN(b)	4.66%		(14.38)%	26.92%	(5.71)%	(0.70)%	(2.34)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$978		$1,071	$1,387	$1,084	$2,556	$3,047
Ratio of operating expenses to average net assets excluding waivers	2.33	%(d)	2.26%	2.27%	2.29%	2.29%	2.21%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.30	%(d)	1.64%	1.93%	0.92%	1.80%	1.55%
Ratio of net investment income to average net assets including waivers	0.64	%(d)	1.90%	2.20%	1.21%	2.09%	1.76%
Portfolio turnover rate	33%		75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class I
Net Asset Value, Beginning of Period	$9.25		$11.03	$8.86	$9.63	$9.95	$10.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.34	0.32	0.21	0.29	0.30
Net realized and unrealized gain/(loss)	0.39		(1.80)	2.15	(0.67)	(0.26)	(0.43)
Total from Investment Operations	0.47		(1.46)	2.47	(0.46)	0.03	(0.13)

DISTRIBUTIONS:
From distributable earnings	(0.09)		(0.32)	(0.30)	(0.31)	(0.35)	(0.29)
Total Distributions	(0.09)		(0.32)	(0.30)	(0.31)	(0.35)	(0.29)

Net Increase/(Decrease) in net asset value	0.38		(1.78)	2.17	(0.77)	(0.32)	(0.42)
Net Asset Value, End of Period	$9.63		$9.25	$11.03	$8.86	$9.63	$9.95
TOTAL RETURN(b)	5.22%		(13.49)%	28.24%	(4.81)%	0.34%	(1.34)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$202,881		$174,893	$188,481	$137,044	$148,416	$234,350
Ratio of operating expenses to average net assets excluding waivers	1.33	%(d)	1.26%	1.27%	1.30%	1.29%	1.22%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.30	%(d)	2.90%	2.86%	1.99%	2.71%	2.60%
Ratio of net investment income to average net assets including waivers	1.64	%(d)	3.16%	3.13%	2.29%	3.00%	2.82%
Portfolio turnover rate	33%		75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class R2
Net Asset Value, Beginning of Period	$10.76		$12.78	$10.23	$11.06	$11.38	$11.82

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.37	0.30	0.17	0.28	0.24
Net realized and unrealized gain/(loss)	0.46		(2.12)	2.51	(0.75)	(0.30)	(0.45)
Total from Investment Operations	0.52		(1.75)	2.81	(0.58)	(0.02)	(0.21)

DISTRIBUTIONS:
From distributable earnings	(0.09)		(0.27)	(0.26)	(0.25)	(0.30)	(0.23)
Total Distributions	(0.09)		(0.27)	(0.26)	(0.25)	(0.30)	(0.23)

Net Increase/(Decrease) in net asset value	0.43		(2.02)	2.55	(0.83)	(0.32)	(0.44)
Net Asset Value, End of Period	$11.19		$10.76	$12.78	$10.23	$11.06	$11.38
TOTAL RETURN(b)	4.92%		(13.85)%	27.70%	(5.24)%	(0.19)%	(1.80)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1		$1	$4	$4	$45	$62
Ratio of operating expenses to average net assets excluding waivers	1.70	%(d)	1.25%	1.54%	1.54%	1.54%	1.46%
Ratio of operating expenses to average net assets including waivers	1.50	%(d)	1.25%	1.50%	1.50%	1.50%	1.46%
Ratio of net investment income to average net assets excluding waivers	0.93	%(d)	2.99%	2.56%	1.51%	2.57%	1.97%
Ratio of net investment income to average net assets including waivers	1.13	%(d)	2.99%	2.60%	1.55%	2.61%	1.97%
Portfolio turnover rate	33%		75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Retail
Net Asset Value, Beginning of Period	$14.83		$17.09	$14.07	$16.91	$17.68	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.33	0.37	0.37	0.38	0.38
Net realized and unrealized gain/(loss)	0.94		(0.78)	4.26	(2.13)	1.08	0.52
Total from Investment Operations	1.11		(0.45)	4.63	(1.76)	1.46	0.90

DISTRIBUTIONS:
From distributable earnings	(1.08)		(1.81)	(1.61)	(1.08)	(2.23)	(1.83)
Total Distributions	(1.08)		(1.81)	(1.61)	(1.08)	(2.23)	(1.83)

Net Increase/(Decrease) in net asset value	0.03		(2.26)	3.02	(2.84)	(0.77)	(0.93)
Net Asset Value, End of Period	$14.86		$14.83	$17.09	$14.07	$16.91	$17.68
TOTAL RETURN(b)	7.52%		(3.53)%	35.10%	(11.27)%	9.74%	4.61%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$104,239		$106,659	$129,052	$122,691	$180,108	$203,509
Ratio of operating expenses to average net assets excluding waivers	1.36	%(d)	1.34%	1.34%	1.33%	1.32%	1.32%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.80	%(d)	1.62%	2.04%	1.99%	1.88%	1.69%
Ratio of net investment income to average net assets including waivers	2.16	%(d)	1.96%	2.38%	2.32%	2.20%	2.01%
Portfolio turnover rate	28%		16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class C
Net Asset Value, Beginning of Period	$14.55		$16.82	$13.87	$16.69	$17.50	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20	0.25	0.25	0.25	0.24
Net realized and unrealized gain/(loss)	0.92		(0.77)	4.21	(2.10)	1.05	0.52
Total from Investment Operations	1.03		(0.57)	4.46	(1.85)	1.30	0.76

DISTRIBUTIONS:
From distributable earnings	(1.02)		(1.70)	(1.51)	(0.97)	(2.11)	(1.72)
Total Distributions	(1.02)		(1.70)	(1.51)	(0.97)	(2.11)	(1.72)

Net Increase/(Decrease) in net asset value	0.01		(2.27)	2.95	(2.82)	(0.81)	(0.96)
Net Asset Value, End of Period	$14.56		$14.55	$16.82	$13.87	$16.69	$17.50
TOTAL RETURN(b)	7.14%		(4.30)%	34.16%	(11.94)%	8.88%	3.85%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$31,703		$31,861	$35,626	$35,533	$54,940	$62,291
Ratio of operating expenses to average net assets excluding waivers	2.11	%(d)	2.09%	2.09%	2.08%	2.07%	2.07%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.05	%(d)	0.88%	1.30%	1.24%	1.12%	0.95%
Ratio of net investment income to average net assets including waivers	1.41	%(d)	1.22%	1.64%	1.57%	1.44%	1.27%
Portfolio turnover rate	28%		16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class I
Net Asset Value, Beginning of Period	$14.84		$17.11	$14.07	$16.92	$17.69	$18.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.41	0.41	0.42	0.43
Net realized and unrealized gain/(loss)	0.95		(0.79)	4.28	(2.14)	1.08	0.52
Total from Investment Operations	1.13		(0.42)	4.69	(1.73)	1.50	0.95

DISTRIBUTIONS:
From distributable earnings	(1.10)		(1.85)	(1.65)	(1.12)	(2.27)	(1.88)
Total Distributions	(1.10)		(1.85)	(1.65)	(1.12)	(2.27)	(1.88)

Net Increase/(Decrease) in net asset value	0.03		(2.27)	3.04	(2.85)	(0.77)	(0.93)
Net Asset Value, End of Period	$14.87		$14.84	$17.11	$14.07	$16.92	$17.69
TOTAL RETURN(b)	7.65%		(3.35)%	35.58%	(11.10)%	10.02%	4.87%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$863,345		$865,159	$995,683	$915,992	$1,364,116	$1,426,692
Ratio of operating expenses to average net assets excluding waivers	1.11	%(d)	1.08%	1.09%	1.08%	1.07%	1.07%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.06	%(d)	1.88%	2.29%	2.24%	2.13%	1.96%
Ratio of net investment income to average net assets including waivers	2.41	%(d)	2.21%	2.63%	2.57%	2.45%	2.28%
Portfolio turnover rate	28%		16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class R1
Net Asset Value, Beginning of Period	$11.94		$14.07	$11.79	$14.34	$15.35	$16.39

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20	0.24	0.24	0.26	0.25
Net realized and unrealized gain/(loss)	0.76		(0.62)	3.53	(1.78)	0.89	0.47
Total from Investment Operations	0.86		(0.42)	3.77	(1.54)	1.15	0.72

DISTRIBUTIONS:
From distributable earnings	(1.04)		(1.71)	(1.49)	(1.01)	(2.16)	(1.76)
Total Distributions	(1.04)		(1.71)	(1.49)	(1.01)	(2.16)	(1.76)

Net Increase/(Decrease) in net asset value	(0.18)		(2.13)	2.28	(2.55)	(1.01)	(1.04)
Net Asset Value, End of Period	$11.76		$11.94	$14.07	$11.79	$14.34	$15.35
TOTAL RETURN(b)	7.30%		(4.04)%	34.49%	(11.72)%	9.14%	4.09%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$762		$700	$733	$560	$646	$374
Ratio of operating expenses to average net assets excluding waivers	1.61	%(d)	1.58%	1.59%	1.58%	1.57%	1.57%
Ratio of operating expenses to average net assets including waivers	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.56	%(d)	1.38%	1.79%	1.76%	1.70%	1.46%
Ratio of net investment income to average net assets including waivers	1.67	%(d)	1.46%	1.88%	1.84%	1.77%	1.53%
Portfolio turnover rate	28%		16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class R2
Net Asset Value, Beginning of Period	$12.21		$14.35	$11.99	$14.57	$15.55	$16.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.24	0.28	0.28	0.29	0.27
Net realized and unrealized gain/(loss)	0.78		(0.64)	3.60	(1.82)	0.92	0.50
Total from Investment Operations	0.90		(0.40)	3.88	(1.54)	1.21	0.77

DISTRIBUTIONS:
From distributable earnings	(1.06)		(1.74)	(1.52)	(1.04)	(2.19)	(1.79)
Total Distributions	(1.06)		(1.74)	(1.52)	(1.04)	(2.19)	(1.79)

Net Increase/(Decrease) in net asset value	(0.16)		(2.14)	2.36	(2.58)	(0.98)	(1.02)
Net Asset Value, End of Period	$12.05		$12.21	$14.35	$11.99	$14.57	$15.55
TOTAL RETURN(b)	7.43%		(3.82)%	34.83%	(11.53)%	9.45%	4.38%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$373		$669	$1,036	$920	$1,191	$1,179
Ratio of operating expenses to average net assets excluding waivers	1.36	%(d)	1.33%	1.35%	1.58%	1.57%	1.57%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.80	%(d)	1.58%	2.04%	1.75%	1.64%	1.29%
Ratio of net investment income to average net assets including waivers	1.91	%(d)	1.66%	2.14%	2.08%	1.96%	1.61%
Portfolio turnover rate	28%		16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Retail
Net Asset Value, Beginning of Period	$13.21		$15.98	$9.40	$11.36	$12.35		$13.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.12		0.14	0.01	0.05	(0.02)		(0.07)
Net realized and unrealized gain/(loss)	0.91		(1.06)	6.57	(1.65)	(0.36)		0.98
Total from Investment Operations	1.03		(0.92)	6.58	(1.60)	(0.38)		0.91

DISTRIBUTIONS:
From distributable earnings	(1.04)		(1.85)	–	(0.36)	(0.61)		(2.44)
Total Distributions	(1.04)		(1.85)	–	(0.36)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	(0.01)		(2.77)	6.58	(1.96)	(0.99)		(1.53)
Net Asset Value, End of Period	$13.20		$13.21	$15.98	$9.40	$11.36		$12.35
TOTAL RETURN(b)	7.94%		(6.35)%	70.00%	(14.79)%	(2.28)%		7.38%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,080		$373	$637	$267	$415		$440
Ratio of operating expenses to average net assets excluding waivers	4.57	%(d)	4.25%	4.87%	7.38%	7.67	%(e)(f)	8.02%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(1.62	)%(d)	(2.10)%	(3.55)%	(5.65)%	(6.63	)%(e)(g)	(7.34)%
Ratio of net investment income/(loss) to average net assets including waivers	1.70	%(d)	0.90%	0.07%	0.48%	(0.21)%		(0.57)%
Portfolio turnover rate	31%		31%	70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year		For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended		Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class C
Net Asset Value, Beginning of Period	$11.66		$14.43		$8.56	$10.41	$11.46		$13.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.05		(0.00	)(b)	(0.08)	(0.02)	(0.10)		(0.16)
Net realized and unrealized gain/(loss)	0.81		(0.92)		5.95	(1.50)	(0.34)		0.92
Total from Investment Operations	0.86		(0.92)		5.87	(1.52)	(0.44)		0.76

DISTRIBUTIONS:
From distributable earnings	(0.96)		(1.85)		–	(0.33)	(0.61)		(2.44)
Total Distributions	(0.96)		(1.85)		–	(0.33)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	(0.10)		(2.77)		5.87	(1.85)	(1.05)		(1.68)
Net Asset Value, End of Period	$11.56		$11.66		$14.43	$8.56	$10.41		$11.46
TOTAL RETURN(c)	7.56%		(7.11)%		68.57%	(15.32)%	(3.01)%		(6.56)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$128		$65		$336	$399	$58		$55
Ratio of operating expenses to average net assets excluding waivers	5.41	%(e)	5.04%		5.96%	7.22%	8.30	%(f)(g)	8.79%
Ratio of operating expenses to average net assets including waivers	2.00	%(e)	2.00%		2.00%	2.00%	2.00%		2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.56	)%(e)	(3.07)%		(4.62)%	(5.49)%	(7.26	)%(f)(h)	(8.11)%
Ratio of net investment income/(loss) to average net assets including waivers	0.86	%(e)	(0.03)%		(0.66)%	(0.27)%	(0.96)%		(1.32)%
Portfolio turnover rate	31%		31%		70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Amount represents less than $0.005 per common share.

(c)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(e)	Annualized.

(f)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(g)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(h)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class I
Net Asset Value, Beginning of Period	$13.69		$16.45	$9.68	$11.66	$12.63		$14.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.13		0.18	0.05	0.08	0.01		(0.04)
Net realized and unrealized gain/(loss)	0.94		(1.09)	6.75	(1.69)	(0.37)		1.00
Total from Investment Operations	1.07		(0.91)	6.80	(1.61)	(0.36)		0.96

DISTRIBUTIONS:
From distributable earnings	(1.06)		(1.85)	(0.03)	(0.37)	(0.61)		(2.44)
Total Distributions	(1.06)		(1.85)	(0.03)	(0.37)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	0.01		(2.76)	6.77	(1.98)	(0.97)		(1.48)
Net Asset Value, End of Period	$13.70		$13.69	$16.45	$9.68	$11.66		$12.63
TOTAL RETURN(b)	8.03%		(6.11)%	70.34%	(14.49)%	(2.07)%		7.62%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$11,808		$7,848	$7,817	$3,570	$3,810		$3,684
Ratio of operating expenses to average net assets excluding waivers	4.38	%(d)	4.00%	4.72%	7.57%	7.50	%(e)(f)	7.81%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.54	)%(d)	(1.85)%	(3.38)%	(5.80)%	(6.45	)%(e)(g)	(7.13)%
Ratio of net investment income/(loss) to average net assets including waivers	1.83	%(d)	1.15%	0.34%	0.77%	0.05%		(0.32)%
Portfolio turnover rate	31%		31%	70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25)% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Retail
Net Asset Value, Beginning of Period	$13.27		$15.85	$13.87	$16.56	$15.35		$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.20	0.25	0.26	0.23		0.20
Net realized and unrealized gain/(loss)	0.83		(1.10)	3.99	(0.93)	1.21		1.03
Total from Investment Operations	0.92		(0.90)	4.24	(0.67)	1.44		1.23

DISTRIBUTIONS:
From distributable earnings	(0.82)		(1.68)	(2.26)	(2.02)	(0.23)		(1.18)
Total Distributions	(0.82)		(1.68)	(2.26)	(2.02)	(0.23)		(1.18)

Net Increase/(Decrease) in net asset value	0.10		(2.58)	1.98	(2.69)	1.21		0.05
Net Asset Value, End of Period	$13.37		$13.27	$15.85	$13.87	$16.56		$15.35
TOTAL RETURN(b)	6.97%		(6.72)%	33.12%	(5.38)%	9.48%		7.97%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,993		$1,947	$2,231	$1,358	$792		$626
Ratio of operating expenses to average net assets excluding waivers	2.93	%(d)	2.23%	2.31%	2.25%	1.97	%(e)(f)	2.04%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.56	)%(d)	0.07%	0.34%	0.50%	0.49	%(e)(g)	0.24%
Ratio of net investment income to average net assets including waivers	1.38	%(d)	1.30%	1.65%	1.75%	1.46%		1.28%
Portfolio turnover rate	27%		36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class C
Net Asset Value, Beginning of Period	$13.24		$15.82	$13.85	$16.55	$15.34		$15.28

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.09	0.12	0.15	0.12		0.09
Net realized and unrealized gain/(loss)	0.82		(1.11)	4.00	(0.93)	1.20		1.04
Total from Investment Operations	0.86		(1.02)	4.12	(0.78)	1.32		1.13

DISTRIBUTIONS:
From distributable earnings	(0.76)		(1.56)	(2.15)	(1.92)	(0.11)		(1.07)
Total Distributions	(0.76)		(1.56)	(2.15)	(1.92)	(0.11)		(1.07)

Net Increase/(Decrease) in net asset value	0.10		(2.58)	1.97	(2.70)	1.21		0.06
Net Asset Value, End of Period	$13.34		$13.24	$15.82	$13.85	$16.55		$15.34
TOTAL RETURN(b)	6.54%		(7.45)%	32.18%	(6.11)%	8.64%		7.25%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$863		$783	$596	$360	$404		$203
Ratio of operating expenses to average net assets excluding waivers	3.72	%(d)	3.01%	3.05%	2.93%	2.65	%(e)(f)	2.78%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%		1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(1.34	)%(d)	(0.66)%	(0.49)%	(0.20)%	(0.13	)%(e)(g)	(0.49)%
Ratio of net investment income to average net assets including waivers	0.63	%(d)	0.60%	0.81%	0.98%	0.77%		0.54%
Portfolio turnover rate	27%		36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class I
Net Asset Value, Beginning of Period	$13.22		$15.80	$13.84	$16.55	$15.34		$15.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.28	0.31	0.27		0.24
Net realized and unrealized gain/(loss)	0.82		(1.10)	3.98	(0.93)	1.21		1.03
Total from Investment Operations	0.93		(0.86)	4.26	(0.62)	1.48		1.27

DISTRIBUTIONS:
From distributable earnings	(0.83)		(1.72)	(2.30)	(2.09)	(0.27)		(1.22)
Total Distributions	(0.83)		(1.72)	(2.30)	(2.09)	(0.27)		(1.22)

Net Increase/(Decrease) in net asset value	0.10		(2.58)	1.96	(2.71)	1.21		0.05
Net Asset Value, End of Period	$13.32		$13.22	$15.80	$13.84	$16.55		$15.34
TOTAL RETURN(b)	7.12%		(6.51)%	33.42%	(5.12)%	9.74%		8.25%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$21,503		$20,795	$24,287	$21,644	$39,111		$35,213
Ratio of operating expenses to average net assets excluding waivers	2.69	%(d)	1.98%	2.08%	1.88%	1.74	%(e)(f)	1.80%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.31	)%(d)	0.31%	0.59%	0.84%	0.73	%(e)(g)	0.47%
Ratio of net investment income to average net assets including waivers	1.62	%(d)	1.54%	1.92%	1.97%	1.72%		1.52%
Portfolio turnover rate	27%		36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Retail
Net Asset Value, Beginning of Period	$9.74		$12.30	$8.95	$10.26	$10.55	$10.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.36	0.29	0.27	0.42	0.33
Net realized and unrealized gain/(loss)	0.05		(2.54)	3.30	(1.23)	(0.35)	(0.05)
Total from Investment Operations	0.27		(2.18)	3.59	(0.96)	0.07	0.28

DISTRIBUTIONS:
From distributable earnings	(0.22)		(0.38)	(0.24)	(0.35)	(0.36)	(0.40)
Total Distributions	(0.22)		(0.38)	(0.24)	(0.35)	(0.36)	(0.40)

Net Increase/(Decrease) in net asset value	0.05		(2.56)	3.35	(1.31)	(0.29)	(0.12)
Net Asset Value, End of Period	$9.79		$9.74	$12.30	$8.95	$10.26	$10.55
TOTAL RETURN(b)	2.92%		(17.95)%	40.49%	(9.47)%	0.66%	2.48%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$7,789		$7,492	$9,819	$10,199	$15,576	$14,749
Ratio of operating expenses to average net assets excluding waivers	1.56	%(d)	1.49%	1.52%	1.49%	1.43%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	4.22	%(d)	2.91%	2.35%	2.51%	4.01%	2.59%
Ratio of net investment income to average net assets including waivers	4.53	%(d)	3.15%	2.62%	2.75%	4.19%	2.86%
Portfolio turnover rate	42%		87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class C
Net Asset Value, Beginning of Period	$9.59		$12.14	$8.84	$10.14	$10.45	$10.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.28	0.21	0.19	0.34	0.24
Net realized and unrealized gain/(loss)	0.05		(2.51)	3.26	(1.21)	(0.35)	(0.05)
Total from Investment Operations	0.23		(2.23)	3.47	(1.02)	(0.01)	0.19

DISTRIBUTIONS:
From distributable earnings	(0.18)		(0.32)	(0.17)	(0.28)	(0.30)	(0.31)
Total Distributions	(0.18)		(0.32)	(0.17)	(0.28)	(0.30)	(0.31)

Net Increase/(Decrease) in net asset value	0.05		(2.55)	3.30	(1.30)	(0.31)	(0.12)
Net Asset Value, End of Period	$9.64		$9.59	$12.14	$8.84	$10.14	$10.45
TOTAL RETURN(b)	2.56%		(18.58)%	39.51%	(10.20)%	(0.08)%	1.71%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,313		$1,405	$1,869	$1,467	$2,039	$2,412
Ratio of operating expenses to average net assets excluding waivers	2.31	%(d)	2.24%	2.27%	2.24%	2.18%	2.28%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	3.53	%(d)	2.20%	1.65%	1.75%	3.22%	1.85%
Ratio of net investment income to average net assets including waivers	3.84	%(d)	2.44%	1.92%	1.99%	3.40%	2.13%
Portfolio turnover rate	42%		87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year	For the Year
	31, 2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Class I
Net Asset Value, Beginning of Period	$9.82		$12.39	$9.01	$10.33	$10.61	$10.73

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.48	0.33	0.29	0.45	0.37
Net realized and unrealized gain/(loss)	0.05		(2.65)	3.32	(1.23)	(0.35)	(0.07)
Total from Investment Operations	0.28		(2.17)	3.65	(0.94)	0.10	0.30

DISTRIBUTIONS:
From distributable earnings	(0.23)		(0.40)	(0.27)	(0.38)	(0.38)	(0.42)
Total Distributions	(0.23)		(0.40)	(0.27)	(0.38)	(0.38)	(0.42)

Net Increase/(Decrease) in net asset value	0.05		(2.57)	3.38	(1.32)	(0.28)	(0.12)
Net Asset Value, End of Period	$9.87		$9.82	$12.39	$9.01	$10.33	$10.61
TOTAL RETURN(b)	3.03%		(17.75)%	40.91%	(9.26)%	0.93%	2.72%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$302,320		$302,300	$289,113	$237,242	$332,377	$393,127
Ratio of operating expenses to average net assets excluding waivers	1.31	%(d)	1.24%	1.27%	1.24%	1.18%	1.28%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	4.44	%(d)	3.95%	2.71%	2.73%	4.22%	2.93%
Ratio of net investment income to average net assets including waivers	4.75	%(d)	4.19%	2.98%	2.97%	4.40%	3.21%
Portfolio turnover rate	42%		87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Retail
Net Asset Value, Beginning of Period	$10.15		$11.44	$8.95	$10.15	$9.87		$10.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.29	0.26	0.25	0.24		0.23
Net realized and unrealized gain/(loss)	0.63		(0.60)	2.77	(0.86)	0.60		(0.27)
Total from Investment Operations	0.78		(0.31)	3.03	(0.61)	0.84		(0.04)

DISTRIBUTIONS:
From distributable earnings	(0.29)		(0.98)	(0.54)	(0.38)	(0.56)		(0.75)
From tax return of capital	–		–	–	(0.21)	–		–
Total Distributions	(0.29)		(0.98)	(0.54)	(0.59)	(0.56)		(0.75)

Net Increase/(Decrease) in net asset value	0.49		(1.29)	2.49	(1.20)	0.28		(0.79)
Net Asset Value, End of Period	$10.64		$10.15	$11.44	$8.95	$10.15		$9.87
TOTAL RETURN(b)	7.92%		(3.19)%	34.77%	(6.08)%	8.69%		(0.51)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,435		$3,078	$2,395	$1,899	$2,243		$2,064
Ratio of operating expenses to average net assets excluding waivers	1.58	%(d)	1.56%	1.81%	1.94%	1.86	%(e)(f)	2.05%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets excluding waivers	2.21	%(d)	2.01%	1.72%	1.66%	1.48	%(e)(g)	1.17%
Ratio of net investment income to average net assets including waivers	2.79	%(d)	2.57%	2.53%	2.60%	2.34%		2.22%
Portfolio turnover rate	106%		93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class C
Net Asset Value, Beginning of Period	$10.16		$11.47	$8.98	$10.17	$9.89		$10.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20	0.18	0.17	0.16		0.15
Net realized and unrealized gain/(loss)	0.65		(0.59)	2.77	(0.85)	0.60		(0.26)
Total from Investment Operations	0.75		(0.39)	2.95	(0.68)	0.76		(0.11)

DISTRIBUTIONS:
From distributable earnings	(0.25)		(0.92)	(0.46)	(0.33)	(0.48)		(0.67)
From tax return of capital	–		–	–	(0.18)	–		–
Total Distributions	(0.25)		(0.92)	(0.46)	(0.51)	(0.48)		(0.67)

Net Increase/(Decrease) in net asset value	0.50		(1.31)	2.49	(1.19)	0.28		(0.78)
Net Asset Value, End of Period	$10.66		$10.16	$11.47	$8.98	$10.17		$9.89
TOTAL RETURN(b)	7.59%		(3.88)%	33.66%	(6.72)%	7.86%		(1.17)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,721		$7,127	$6,590	$4,311	$5,216		$4,961
Ratio of operating expenses to average net assets excluding waivers	2.33	%(d)	2.32%	2.55%	2.67%	2.56	%(e)(f)	2.80%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%		1.75%
Ratio of net investment income to average net assets excluding waivers	1.37	%(d)	1.24%	0.96%	0.88%	0.78	%(e)(g)	0.42%
Ratio of net investment income to average net assets including waivers	1.95	%(d)	1.81%	1.76%	1.80%	1.59%		1.47%
Portfolio turnover rate	106%		93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2022

	For the Six
	Months
	Ended
	December		For the Year	For the Year	For the Year	For the Year		For the Year
	31, 2022		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Class I
Net Asset Value, Beginning of Period	$10.23		$11.51	$9.00	$10.21	$9.92		$10.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.31	0.29	0.28	0.26		0.26
Net realized and unrealized gain/(loss)	0.65		(0.59)	2.78	(0.88)	0.61		(0.27)
Total from Investment Operations	0.81		(0.28)	3.07	(0.60)	0.87		(0.01)

DISTRIBUTIONS:
From distributable earnings	(0.31)		(1.00)	(0.56)	(0.39)	(0.58)		(0.77)
From tax return of capital	–		–	–	(0.22)	–		–
Total Distributions	(0.31)		(1.00)	(0.56)	(0.61)	(0.58)		(0.77)

Net Increase/(Decrease) in net asset value	0.50		(1.28)	2.51	(1.21)	0.29		(0.78)
Net Asset Value, End of Period	$10.73		$10.23	$11.51	$9.00	$10.21		$9.92
TOTAL RETURN(b)	8.14%		(2.90)%	35.09%	(5.92)%	9.03%		(0.24)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$160,649		$160,092	$70,940	$39,697	$44,980		$39,675
Ratio of operating expenses to average net assets excluding waivers	1.32	%(d)	1.28%	1.54%	1.68%	1.64	%(e)(f)	1.80%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets excluding waivers	2.42	%(d)	2.20%	1.96%	1.91%	1.69	%(e)(g)	1.42%
Ratio of net investment income to average net assets including waivers	2.99	%(d)	2.73%	2.75%	2.84%	2.58%		2.47%
Portfolio turnover rate	106%		93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. As of December 31, 2022, the Cullen International High Dividend Fund Class R1 has no shares outstanding. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2022, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2022 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$36,172,581	$158,370,397	$–	$194,542,978
Preferred Stock	–	5,337,731	–	5,337,731
Total	$36,172,581	$163,708,128	$–	$199,880,709

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$986,253,465	$–	$–	$986,253,465
Total	$986,253,465	$–	$–	$986,253,465

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$12,602,947	$–	$–	$12,602,947
Total	$12,602,947	$–	$–	$12,602,947

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$23,765,961	$–	$–	$23,765,961
Total	$23,765,961	$–	$–	$23,765,961

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$73,252,347	$210,268,108	$–	$283,520,455
Participatory Notes(b)	–	10,650,682	–	10,650,682
Preferred Stock	–	353,644	–	353,644
Total	$73,252,347	$221,272,434	$–	$294,524,781

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$168,436,076	$–	$–	$168,436,076
Total	$168,436,076	$–	$–	$168,436,076
Other Financial Instruments(c)
Written Options	$(346,796)	$–	$–	$(346,796)
Total	$(346,796)	$–	$–	$(346,796)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2022:

			Liability Derivatives Statement
	Asset Derivatives Statement of		of Assets and Liabilities
	Assets and Liabilities Location		Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$(346,796)
Total		$–		$(346,796)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2022:

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation on written options	$1,546,222	$173,511
Total		$1,546,222	$173,511

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2022:

Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$32,587,284

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
Cullen International High Dividend Fund
Retail
Shares sold	178,682	78,077
Dividends reinvested	3,894	13,739
Shares redeemed	(140,560)	(207,312)
Net increase/(decrease) in shares outstanding	42,016	(115,496)
Class C
Shares sold	2,957	19,303
Dividends reinvested	588	2,551
Shares redeemed	(17,856)	(31,487)
Net decrease in shares outstanding	(14,311)	(9,633)
Class I
Shares sold	8,511,365	7,938,570
Dividends reinvested	119,348	342,137
Shares redeemed	(6,461,807)	(6,457,256)
Net increase in shares outstanding	2,168,906	1,823,451
Class R1
Shares sold	–	38
Dividends reinvested	–	9
Shares redeemed	–	(974)
Net decrease in shares outstanding	–	(927)
Class R2
Shares sold	–	–
Dividends reinvested	–	–
Shares redeemed	1	(286)
Net increase/(decrease) in shares outstanding	1	(286)
Cullen High Dividend Equity Fund
Retail
Shares sold	338,722	564,312
Dividends reinvested	470,165	767,745
Shares redeemed	(987,880)	(1,687,880)
Net decrease in shares outstanding	(178,993)	(355,823)
Class C
Shares sold	70,217	175,970
Dividends reinvested	144,012	213,550
Shares redeemed	(226,660)	(317,807)
Net increase/(decrease) in shares outstanding	(12,431)	71,713
Class I
Shares sold	6,694,931	9,029,922
Dividends reinvested	3,368,442	5,161,114
Shares redeemed	(10,322,325)	(14,092,264)
Net increase/(decrease) in shares outstanding	(258,952)	98,772
Class R1
Shares sold	1,204	1,981
Dividends reinvested	5,315	6,695
Shares redeemed	(312)	(2,193)
Net increase in shares outstanding	6,207	6,483
Class R2
Shares sold	7,872	8,125
Dividends reinvested	2,746	9,083
Shares redeemed	(34,505)	(34,554)
Net decrease in shares outstanding	(23,887)	(17,346)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
Cullen Small Cap Value Fund
Retail
Shares sold	62,240	5,181
Dividends reinvested	5,953	5,086
Shares redeemed	(14,569)	(21,917)
Net increase/(decrease) in shares outstanding	53,624	(11,650)
Class C
Shares sold	5,214	2,234
Dividends reinvested	865	1,128
Shares redeemed	(537)	(21,110)
Net increase/(decrease) in shares outstanding	5,542	(17,748)
Class I
Shares sold	309,553	65,709
Dividends reinvested	64,401	60,272
Shares redeemed	(85,592)	(27,865)
Net increase in shares outstanding	288,362	98,116
Cullen Value Fund
Retail
Shares sold	575	10,251
Dividends reinvested	8,688	16,164
Shares redeemed	(6,949)	(20,406)
Net increase in shares outstanding	2,314	6,009
Class C
Shares sold	3,403	29,174
Dividends reinvested	3,520	3,946
Shares redeemed	(1,375)	(11,632)
Net increase in shares outstanding	5,548	21,488
Class I
Shares sold	169,844	40,265
Dividends reinvested	96,013	178,150
Shares redeemed	(224,181)	(182,617)
Net increase in shares outstanding	41,676	35,798
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	110,486	176,735
Dividends reinvested	16,075	23,720
Shares redeemed	(100,116)	(229,096)
Net increase/(decrease) in shares outstanding	26,445	(28,641)
Class C
Shares sold	–	2,415
Dividends reinvested	2,809	4,317
Shares redeemed	(13,091)	(14,207)
Net decrease in shares outstanding	(10,282)	(7,475)
Class I
Shares sold	7,368,557	14,011,777
Dividends reinvested	699,165	994,977
Shares redeemed	(8,226,803)	(7,543,430)
Net increase/(decrease) in shares outstanding	(159,081)	7,463,324

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
Cullen Enhanced Equity Income Fund
Retail
Shares sold	255,264	122,619
Dividends reinvested	12,364	22,207
Shares redeemed	(60,190)	(51,075)
Net increase in shares outstanding	207,438	93,751
Class C
Shares sold	206,792	239,360
Dividends reinvested	16,638	40,799
Shares redeemed	(106,440)	(153,197)
Net increase in shares outstanding	116,990	126,962
Class I
Shares sold	4,304,038	10,580,709
Dividends reinvested	423,675	704,814
Shares redeemed	(5,398,089)	(1,799,489)
Net increase/(decrease) in shares outstanding	(670,376)	9,486,034

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2022 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$84,046,090	$55,658,285
Cullen High Dividend Equity Fund	280,993,083	338,184,490
Cullen Small Cap Value Fund	7,702,218	3,473,587
Cullen Value Fund	6,311,396	7,134,726
Cullen Emerging Markets High Dividend Fund	123,223,943	116,711,047
Cullen Enhanced Equity Income Fund	167,926,448	173,588,164

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Unrealized
	Investment	Realized	Appreciation/
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Total
Cullen International High Dividend Fund	$182,258	$(26,395,817)	$8,338,821	$(17,874,738)
Cullen High Dividend Equity Fund	35,709	57,140,180	408,424,587	465,600,476
Cullen Small Cap Value Fund	76,658	618,540	958,746	1,653,944
Cullen Value Fund	—	1,197,301	7,435,256	8,632,557
Cullen Emerging Markets High Dividend Fund	348,654	(66,378,791)	2,792,956	(63,237,181)
Cullen Enhanced Equity Income Fund	896,469	–	(14,384,606)	(13,488,137)

As of December 31, 2022, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/ (depreciation) in investments were as follows:

	Gross	Gross	Net		Cost of
	Appreciation	Depreciation	Appreciation/	Net Unrealized	Investments for
	(excess of value	(excess of tax	(Depreciation)	Appreciation/	Income Tax
	over tax cost)	cost over value)	of Foreign Currency	(Depreciation)	Purposes
Cullen International High Dividend Fund	$17,917,036	$(12,516,563)	$(66,350)	$5,334,123	$158,049,857
Cullen High Dividend Equity Fund	410,431,484	(3,427,629)	2,171	407,006,026	572,637,823
Cullen Small Cap Value Fund	1,637,091	(652,423)	–	984,668	6,795,089
Cullen Value Fund	7,578,942	(328,848)	–	7,250,094	15,870,791
Cullen Emerging Markets High Dividend Fund	22,040,291	(25,740,300)	(43,206)	(3,743,215)	289,798,571
Cullen Enhanced Equity Income Fund	1,821,090	(19,014,684)	209	(17,193,385)	182,985,457

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies, excise taxes paid, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

		Total Distributable
Fund	Paid-in Capital	Earnings
Cullen Emerging Markets High Dividend Fund	$(31,424)	$(31,424)
Cullen High Dividend Equity Fund	5,694,150	(5,694,150)

At June 30, 2022, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	No Expiration
Fund	Short-Term	Total
Cullen International High Dividend Fund	$(26,395,817)	$(26,395,817)
Cullen Emerging Markets High Dividend Fund	(66,378,791)	(66,378,791)

The tax composition of dividends paid during the year ended June 30, 2022 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Cullen International High Dividend Fund	$5,957,058$	$–
Cullen High Dividend Equity Fund	32,668,221	88,037,418
Cullen Small Cap Value Fund	174,829	791,984
Cullen Value Fund	1,364,080	1,579,615
Cullen Emerging Markets High Dividend Fund	11,479,062	–
Cullen Enhanced Equity Income Fund	9,341,614	–

The tax composition of dividends paid during the year ended June 30, 2021 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Cullen International High Dividend Fund	$5,203,456$	$–
Cullen High Dividend Equity Fund	27,782,665	82,668,138
Cullen Small Cap Value Fund	12,981	–
Cullen Value Fund	617,451	3,098,112
Cullen Emerging Markets High Dividend Fund	6,595,559	–
Cullen Enhanced Equity Income Fund	3,212,850	–

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2023, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2 , respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of the reimbursement. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

As of December 31, 2022, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring
	June 30, 2023	June 30, 2024	June 30, 2025	December 31, 2025
Cullen International High Dividend Fund
Retail	$9,085	$14,679	$13,727	$7,141
Class C	2,864	3,109	3,235	1,741
Class I	215,599	450,232	468,124	302,606
Class R2	1	2	–	1
Total	$227,549	$468,022	$485,086	$311,489
Cullen High Dividend Equity Fund
Retail	$231,711	$417,669	$417,900	$191,009
Class C	71,511	117,996	119,314	57,618
Class I	1,752,927	3,143,828	3,273,352	1,583,297
Class R1	258	564	636	390
Class R2	1,573	945	763	342
Total	$2,057,980	$3,681,002	$3,811,965	$1,832,656
Cullen Small Cap Value Fund
Retail	$7,622	$24,890	$18,685	$16,448
Class C	2,732	14,222	5,954	1,498
Class I	139,950	227,747	233,171	176,717
Total	$150,304	$266,859	$257,810	$194,663
Cullen Value Fund
Retail	$8,556	$24,262	$28,452	$19,515
Class C	2,636	4,266	8,470	8,192
Class I	171,309	309,438	300,843	204,682
Total	$182,501	$337,966	$337,765	$232,389
Cullen Emerging Markets High Dividend Fund
Retail	$15,961	$26,960	$21,366	$11,430
Class C	2,264	4,441	4,115	2,124
Class I	368,059	701,345	730,005	447,944
Total	$386,284	$732,746	$755,486	$461,498
Cullen Enhanced Equity Income Fund
Retail	$10,831	$16,642	$16,115	$13,125
Class C	23,316	40,315	40,651	23,098
Class I	197,292	405,839	533,880	443,609
Total	$231,439	$462,796	$590,646	$479,832

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Effective May 2, 2022, Paralel Technologies LLC (“PRT”) began serving as the Funds’ administrator and provides all administrative and fund accounting services to the Funds. Effective May 11, 2022, an employee of PRT was named Chief Compliance Officer of the Funds pursuant to a compliance agreement with PRT. Prior to May 2, 2022, ALPS Fund Services, Inc. served as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Effective October 3, 2022, Paralel Distributors LLC began serving as The Funds’ distributor. Prior to October 3, 2022, ALPS Distributors was the Funds’ distributor. The Funds’ compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan, if any, are reflected as shareholder services fees in the Statement of Operations.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Continued) (Unaudited)

NOTE 9 - FOREIGN INVESTMENT RISK

The Funds invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 10 - SIGNIFICANT SHAREHOLDERS

At December 31, 2022, the Cullen Small Cap Value Fund had two affiliated shareholders who held 33.42% and 6.08% of the Fund’s outstanding shares and the Cullen Value Fund had two affiliated shareholders who held 37.42% and 6.51% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Cullen Funds

ADDITIONAL INFORMATION

December 31, 2022 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Paralel Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Funds’ Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, Cullen Funds Trust has adopted a liquidity risk management program (“Program”) with respect to the Trust and each series of the Fund (each, a “Fund”). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board of Trustees has appointed Cullen Capital Management LLC (the “Investment Adviser”) as the program administrator for the Trust’s Program. At the November 10, 2022 meeting of the Board of Trustees, the Investment Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period July 1, 2021, through June 30, 2022. Among other things, such report noted that:

•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•	there were no material changes to the Program during the period;

•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and

•	the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in any of the Funds may be subject.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

(b)	Not Applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2023

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	March 7, 2023